EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of expenses by nature

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Raw materials and inputs	(10,405,028)	(6,928,517)	(7,287,933)
Outsourcing material	(4,476,702)	(2,281,619)
Labor cost	(2,746,454)	(2,716,104)	(2,807,280)
Supplies	(2,297,069)	(2,003,761)	(1,981,547)
Maintenance cost (services and materials)	(1,268,752)	(1,096,358)	(1,340,135)
Outsourcing services	(2,119,515)	(1,832,081)	(2,392,626)
Freight	(52,967)	(204,932)	(334,509)
Distribution freight	(1,782,634)	(1,421,079)	(1,787,979)
Depreciation, amortization and depletion	(2,114,681)	(2,421,458)	(1,421,704)
Others	(1,533,119)	(727,867)	(763,421)
	(28,796,921)	(21,633,776)	(20,117,134)
Classified as:
Cost of sales	(25,837,475)	(19,124,901)	(17,263,264)
Selling expenses	(2,372,298)	(2,004,417)	(2,342,805)
General and administrative expenses	(587,148)	(504,458)	(511,065)
	(28,796,921)	(21,633,776)	(20,117,134)

Schedule of depreciation, amortization and depletion

The depreciation, amortization and depletion additions for the year were distributed as follows.

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Production costs (1)	(2,075,488)	(2,374,046)	(1,385,306)
Selling expenses	(11,227)	(13,978)	(11,539)
General and administrative expenses	(27,966)	(33,434)	(24,859)
	(2,114,681)	(2,421,458)	(1,421,704)
Other operational (2)	(97,725)	(95,270)	(97,627)
	(2,212,406)	(2,516,728)	(1,519,331)
(1)	(i) The Company’s iron ore extraction in 2020 started using dry waste filtering and stacking in 100% of its production process. As a normal consequence of the operation, the use of dams has become obsolete, and consequently, the assets of dams reached the end of their useful lives on December 31, 2020. As a result of the technical and functional obsolescence of the dams, the book balance of these assets in their entirety, (R$515,491), was fully depreciated in 2020 and appropriated to the cost of production.

(ii)The cost of production includes PIS and COFINS credits on lease agreements on December 31, 2021, in the amount of R$5,786 (R$5,335 on December 31, 2020.) in the consolidated.

(2)	They mainly refer to the depreciation of investment properties, paralyzed equipment and amortization of the SWT Client Portfolio, see note 28.